COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Contractual Obligations	These commitments are payable as follows:

	Payments Due by Period
							2031 and
	Total	2026	2027	2028	2029	2030	Thereafter
Off-Balance Sheet Arrangements
Programming and talent commitments	$36,083	$4,803	$4,930	$5,236	$5,050	$4,714	$11,350
Purchase obligations	$1,675	$643	$559	$376	$64	$8	$25
These long-term contractual obligations are payable as follows:

Payments Due by Period
					2031 and
Total	2027	2028	2029	2030	Thereafter
$1,761	$1,124	$372	$192	$59	$14